Other Current Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

6.    OTHER CURRENT ASSETS

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Prepaid expenses	420,227	339,264	52,373
Advances to suppliers	1,225,972	1,953,717	301,602
Tax prepayments	323,618	3,074	475
Loans receivables	5,067	226,838	35,018
Receivables from online payment agencies	692,277	318,528	49,172
Deposits	279,727	380,152	58,685
Purchased copyrights	180,392	432,730	66,802
Others	280,147	686,374	105,957

	3,407,427	4,340,677	670,084